CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	6 Months Ended
Sep. 30, 2024
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
PARENT COMPANY BALANCE SHEETS

	September 30,	March 31,
	2024	2024
ASSETS
Non-current assets
Investment in subsidiaries and VIEs	$21,165,627	$18,634,687

Total assets	$21,165,627	$18,634,687

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 22,000,000 shares issued and outstanding as of September 30, 2024 and March 31, 2024, including:
Class A ordinary shares, $0.0001 par value, 470,000,000 shares authorized, 20,822,675 shares issued and outstanding	2,082	2,082
Class B ordinary shares, $0.0001 par value, 30,000,000 shares authorized, 1,177,325 shares issued and outstanding	118	118
Additional paid-in capital	5,346,674	5,346,674
Retained earnings	16,389,132	14,461,937
Accumulated other comprehensive loss	(572,379)	(1,176,124)
Total shareholders’ equity	$21,165,627	$18,634,687

Total liabilities and shareholders’ equity	$21,165,627	$18,634,687

PARENT COMPANY STATEMENTS OF COMPREHENSIVE INCOME

	For the Six Months
	Ended September 30,
	2024	2023
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIES	$1,927,195	$2,471,757

NET INCOME	1,927,195	2,471,757
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	603,745	(920,145)
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$2,530,940	$1,551,612

PARENT COMPANY STATEMENTS OF CASH FLOWS

	For the Six Months
	Ended September 30,
	2024	2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,927,195	$2,471,757
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary and VIEs	(1,927,195)	(2,471,757)
Net cash used in operating activities	—	—

CHANGES IN CASH	—	—

CASH, beginning of period	—	—

CASH, end of period	$—	$—